UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $274,199 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    52732   541730 SH       SOLE                   541730        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    35708  1040150 SH       SOLE                  1040150        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    11957   173290 SH       SOLE                   173290        0        0
GENERAL GROWTH PPTYS INC       COM              370021107      325   500000 SH  CALL SOLE                   500000        0        0
GENERAL GROWTH PPTYS INC       COM              370021107      735   100000 SH  PUT  SOLE                   100000        0        0
GRUBB & ELLIS CO               COM PAR $0.01    400095204     2094   543840 SH       SOLE                   543840        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     9980   731120 SH       SOLE                   731120        0        0
MARRIOTT INTL INC NEW          CL A             571903202     4314   164400 SH       SOLE                   164400        0        0
MERUELO MADDUX PROPERTIES IN   COM              590473104     1778   815600 SH       SOLE                   815600        0        0
PROLOGIS                       SH BEN INT       743410102    31622   581820 SH       SOLE                   581820        0        0
PUBLIC STORAGE                 COM              74460D109    13280   164382 SH       SOLE                   164382        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    54637   607820 SH       SOLE                   607820        0        0
SL GREEN RLTY CORP             COM              78440X101    42248   510730 SH       SOLE                   510730        0        0
VENTAS INC                     COM              92276F100    12789   300420 SH       SOLE                   300420        0        0